Cover	Feb. 07, 2023
Cover [Abstract]
Entity Registrant Name	Tenax Therapeutics, Inc.
Entity Central Index Key	0000034956
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 07, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-34600
Entity Tax Identification Number	26-2593535
Entity Address Address Line 1	101 Glen Lennox Drive
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Chapel Hill
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27517
City Area Code	919
Local Phone Number	855-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	TENX
Security Exchange Name	NASDAQ